Impact Of The Adoption Of Topic 606 On The Consolidated Balance Sheet And Statement Of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Oct. 01, 2018	Sep. 30, 2018
Deferred revenue – current portion	$ 94,202	$ 80,560	$ 78,194
Deferred revenue – non-current portion	33,564
Refundable fees – current portion	435		13,837
Refundable fees – non-current portion	2,440
Retained earnings at beginning	60,668		29,717
Accounting Standards Update 2014-09
Net revenues	211,822
Selling expenses – commission fee	(10,752)
Prepayment and other current asset	4,974
Other non-current asset	3,251
Deferred revenue – current portion	94,202
Deferred revenue – non-current portion	33,564
Refundable fees – current portion	435
Refundable fees – non-current portion	2,440
Retained earnings at beginning			39,414
Balances without adoption of Topic 606 | Accounting Standards Update 2014-09
Net revenues	195,531
Selling expenses – commission fee	(16,178)
Deferred revenue – current portion	92,896
Deferred revenue – non-current portion	27,570
Refundable fees – current portion	3,673
Refundable fees – non-current portion	23,245
Retained earnings at beginning			29,717
Effect change higher/(lower) | Accounting Standards Update 2014-09
Net revenues	16,291
Selling expenses – commission fee	(5,426)
Deferred revenue – current portion	1,306
Deferred revenue – non-current portion	5,994
Refundable fees – current portion	(3,238)
Refundable fees – non-current portion	$ (20,805)
Retained earnings at beginning			$ 9,697